Subsequent Events	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 10 – Subsequent Events:

The Company has evaluated subsequent events occurring after the balance sheet date through the date the interim statements were issued and determined that there are no events requiring financial statement disclosure.

Note 16 - Subsequent Events: The Company has evaluated subsequent events occurring after the balance sheet date through the date the consolidated financial statements were issued.